Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Retirement Benefit Plans [Abstract]
Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans

The amounts included in the consolidated balance sheets arising from the Company’s obligation in respect of its defined benefit plans were as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Present value of funded defined benefit obligations	$41,197	$39,536
Fair value of plan assets	(39,820)	(39,494)
Funded status - deficit	$1,377	$42

Net defined benefit liabilities	$3,505	$3,415
Net defined benefit assets	(2,128)	(3,373)
	$1,377	$42

Movements in Defined Benefit Obligation and Fair Value of Plan Assets

Movements in the defined benefit obligations and the fair value of plan assets were as follows:

	Present Value of Funded Defined Benefit Obligations	Fair Value of Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2018	$37,663	$34,972	$2,691
Current service cost	3,024	—	3,024
Interest expense/interest income	550	544	6
Amounts recognized in profit or loss	3,574	544	3,030
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	875	(875)
Actuarial losses recognized from changes in demographic assumptions	4	—	4
Actuarial losses recognized from changes in financial assumptions	1,273	—	1,273
Actuarial losses recognized from experience adjustments	813	—	813
Amounts recognized in other comprehensive income	2,090	875	1,215
Contributions from employer	—	4,374	(4,374)
Benefits paid	(1,738)	(1,738)	—
Benefits paid directly by the Company	(192)	—	(192)
Balance on December 31, 2018	41,397	39,027	2,370
Current service cost	2,927	—	2,927
Interest expense/interest income	400	390	10
Amounts recognized in profit or loss	3,327	390	2,937
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	1,338	(1,338)
Actuarial losses recognized from changes in demographic assumptions	6	—	6
Actuarial losses recognized from changes in financial assumptions	647	—	647
Actuarial gains recognized from experience adjustments	(842)	—	(842)
Amounts recognized in other comprehensive income	(189)	1,338	(1,527)
Contributions from employer	—	2,099	(2,099)
Benefits paid	(3,034)	(3,034)	—
Benefits paid directly by the Company	(304)	—	(304)
Balance on December 31, 2019	41,197	39,820	1,377
Current service cost	2,052	—	2,052
Interest expense/interest income	298	297	1
Amounts recognized in profit or loss	2,350	297	2,053
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	1,308	(1,308)
Actuarial losses recognized from changes in financial assumptions	590	—	590
Actuarial gains recognized from experience adjustments	(475)	—	(475)
Amounts recognized in other comprehensive income	115	1,308	(1,193)
Contributions from employer	—	1,964	(1,964)
Benefits paid	(3,919)	(3,919)	—
Benefits paid directly by the Company	(263)	—	(263)
Acquired by business combinations (Note 14)	56	24	32
Balance on December 31, 2020	$39,536	$39,494	$42

Pension Costs Recognized in Profit and Loss for Defined Benefit Plans

Relevant pension costs recognized in profit and loss for defined benefit plans were as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Operating costs	$1,796	$1,726	$1,205
Marketing expenses	886	866	603
General and administrative expenses	164	164	121
Research and development expenses	107	103	72
	$2,953	$2,859	$2,001

Principal Assumptions Used for Actuarial Valuations

The principal assumptions used for the purpose of the actuarial valuations were as follows:

	Measurement Date
	December 31
	2019	2020
Discount rates	0.75%	0.50%
Expected rates of salary increase	1.20%-2.00%	1.00%-2.00%

Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions

If reasonably possible changes of the respective significant actuarial assumptions occur at the end of reporting periods, while holding all other assumptions constant, the present values of the defined benefit obligations would increase (decrease) as follows:

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Discount rates
0.5% increase	$(1,275)	$(1,208)
0.5% decrease	$1,356	$1,284
Expected rates of salary increase
0.5% increase	$1,448	$1,372
0.5% decrease	$(1,374)	$(1,303)

Summary of Sensitivity Analysis
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
The expected contributions to the plan for the next year	$2,076	$1,932
The average duration of the defined benefit obligations	6.5-14 years	6.4-13 years

Maturity Analysis of Undiscounted Benefit Payments

As of December 31, 2020, the Company’s maturity analysis of the undiscounted benefit payments was as follows:

Year	Amount
NT$
(In Millions)
2021	$3,285
2022	7,056
2023	10,669
2024	11,799
2025 and thereafter	39,497
$72,306